Stock-Based Compensation - Schedule of fair value assumptions (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.61%	2.97%	1.61%	2.97%	2.38%
Risk-free interest rate, maximum	1.78%		2.25%		2.97%
Expected term, in years		6 years 14 days		6 years 14 days
Expected volatility, minimum	75.55%	74.79%	74.69%	74.79%	74.79%
Expected volatility, maximum	76.01%		76.01%		75.11%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	5 years 11 months 19 days		5 years 9 months		6 years 14 days
Expected dividend yield	0.00%		0.00%		0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term, in years	6 years 1 month 9 days		6 years 1 month 9 days		6 years 25 days
Expected dividend yield	0.00%		0.00%		0.00%